EQUITY INVESTMENTS (Details Narrative) ¥ in Millions	9 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 CNY (¥)	Jun. 30, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Impairment loss		$ 3,696
Huixin LP Agreement [Member] | Ningbo Huixin LP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments							$ 137,906	¥ 1.0
Investment loss	79	96
Impairment loss	0	0
Huixin LP Agreement [Member] | Ningbo Huixin LP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity acquire							27.27%	27.27%
Xiangyou Agreement [Member] | Chongqing Xiangyou LP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments					$ 1,448,016	¥ 10.5
Investment loss	662	20,466
Impairment loss	0	0
Xiangyou Agreement [Member] | Chongqing Xiangyou LP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity acquire					20.00%	20.00%
Share Purchase Agreement [Member] | Wuhan Huiyu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments									$ 413,719	¥ 3.0
Investment loss	7,059
Impairment loss	$ 0	0
Investment income		$ 8,760
Share Purchase Agreement [Member] | Beijing Jiaqiwan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments			$ 165,488	¥ 1.2
Share Purchase Agreement [Member] | Wuhan Huiyu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity acquire									37.50%	37.50%
Share Purchase Agreement [Member] | Beijing Jiaqiwan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity acquire											4.00%